Decommissioning And Restoration Liability - Summary of Decommissioning and Restoration Liability Assumptions (Detail) - Provision for decommissioning, restoration and rehabilitation costs [member] - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
GK Mine [Member]
Decommissioning And Restoration Liability [Line Items]
Expected undiscounted cash flows	$ 61,558	$ 58,965
Discount rate	0.67%	1.76%
Inflation rate	2.00%	1.35%
Periods	2030	2029
KNP [Member]
Decommissioning And Restoration Liability [Line Items]
Expected undiscounted cash flows	$ 2,268	$ 2,235
Discount rate	0.25%	3.71%
Inflation rate	2.00%	1.96%
Periods	2024	2023